Other Operating Expenses (Details) - Schedule of other operating expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment	$ 1,539	$ 3,246	$ 3,930
Expenses to maintain assets received in lieu of payment	1,021	1,225	1,749
Subtotal	2,560	4,471	5,679
Provisions for contingencies
Country risk provisions
Other provisions	7	33	3
Subtotal	7	33	3
Other expenses
Write-offs for operating risks	10,625	5,586	11,378
Leasings operational expenses	5,430	5,111	4,504
Card administration	2,599	2,490	2,640
Correspondent banks	1,804	1,569	882
Expenses for charge-off leased assets recoveries	597	1,072	2,287
Others	3,055	3,518	2,213
Subtotal	24,110	19,346	23,904
Total	$ 26,677	$ 23,850	$ 29,586